Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2020
Disclosure Of Off Balance Sheet Commitments [Abstract]
Off-Balance Sheet Commitments
6.
OFF-BALANCE
SHEET COMMITMENTS
The
off-balance-sheet
commitments as of December 31, 2019 have not changed significantly during the first half of 2020, except for the following commitment:
Financing agreement with Alpha Blue Ocean and European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”)
On June 24, 2020, the Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”), allowing a potential fundraising up to a maximum of €60 million, subject to the regulatory limit of 20% dilution.
The Company issued 1,200 note warrants for free that may be exercised in tranches at the Company request until June 25, 2022. European High Growth Opportunities Securitization Fund may request the issuance of two tranches. Any request for a drawdown by the Company will be subject to the satisfaction of certain conditions precedent, including (i) the fact that the Company’s closing price on Euronext Paris has been 150% higher than the nominal value of the Company’s shares for more than 60 trading days prior to the request, or (ii) the fact that the Company has a number of shares that may be issued corresponding to at least 175% of the number of shares issuable upon conversion of the outstanding notes and of the notes to be issued upon the drawdown request.
Each exercise of a
n
ote
w
arrant will give rise to the issuance of 60 convertible note (or of 30 convertible notes if the
Company’s
market capitalization is lower
to €
50 million during 20 consecutive trading days) with warrants attached.
The convertible notes (“OCA”) have the following characteristics:

•	Nominal value: €50 thousand

•	Subscription price: 98% of the nominal value

•	Maturity: 12 months

•	The notes will not bear interests

•	Conversion ratio: N = Vn / P where

•	N is the number of Shares that can be subscribed

•	Vn is the nominal value of a convertible note

•
P is the higher of (i) 95% of the volume weighted average trading price of the Company’s shares on Euronext Paris during the 3 consecutive trading days preceding the conversion date, (ii) the nominal value of the share and (iii) the minimum issuance price of a share as provided in the 25th resolution of the Shareholder’s Meeting held on June 21, 2019 (or any resolution that may succeed it), i.e., to date 80% of the volume-weighted average (in the central order book and excluding off-market
block trades) of the Company’s share price on Euronext Paris during the 3 trading sessions prior to the pricing of the issue price, it being specified that the theoretical value of the
w
arrants will be taken into account and that the Shareholder’s Meeting has set at 10 million the maximum number of shares that may be issued.

The share subscription warrants (“BSA”) have the following characteristics:

•	Maturity: 5 years

•	Exercise price: 120% of the lowest volume-weighted average price of the Company’s share observed over the fifteen trading days preceding the request for exercise of the first tranche (ie €8.91).
On the signing date, the mutual commitment between the Company and the investor (put and call options) has a null value.
The Company issued two tranches of

€
3 million (60 OCABSA) on July 6, 2020 and on August 24, 2020, respectively.
At the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, 112 OCA were converted into 1,039,475 shares and 8 OCA are outstanding.